Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	873,514,972.89	39,583
Yield Supplement Overcollateralization Amount 11/30/22	85,814,912.96	0
Receivables Balance 11/30/22	959,329,885.85	39,583
Principal Payments	31,134,352.31	1,021
Defaulted Receivables	698,055.34	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	81,850,153.86	0
Pool Balance at 12/31/22	845,647,324.34	38,539

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.56%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,684,071.34	312
Past Due 61-90 days	2,424,593.45	87
Past Due 91-120 days	493,959.19	20
Past Due 121+ days	0.00	0
Total	11,602,623.98	419

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	336,714.00
Aggregate Net Losses/(Gains) - December 2022	361,341.34
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.45%
Prior Net Losses/(Gains) Ratio	0.38%
Second Prior Net Losses/(Gains) Ratio	0.14%
Third Prior Net Losses/(Gains) Ratio	0.02%
Four Month Average	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	7,610,825.92
Actual Overcollateralization	7,610,825.92
Weighted Average Contract Rate	4.38%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	56.53

Flow of Funds	$ Amount
Collections	34,929,766.20
Investment Earnings on Cash Accounts	20,357.22
Servicing Fee	(799,441.57)
Transfer to Collection Account	-
Available Funds	34,150,681.85

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,505,804.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	4,876,013.79
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,610,825.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,869,244.53
(12) Collection Account Redeposits	-
Total Distributions of Available Funds	34,150,681.85

Servicing Fee	799,441.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	865,653,338.13
Principal Paid	27,616,839.71
Note Balance @ 01/17/23	838,036,498.42

Class A-1
Note Balance @ 12/15/22	63,873,338.13
Principal Paid	27,616,839.71
Note Balance @ 01/17/23	36,256,498.42
Note Factor @ 01/17/23	17.2649992%

Class A-2
Note Balance @ 12/15/22	404,700,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	404,700,000.00
Note Factor @ 01/17/23	100.0000000%

Class A-3
Note Balance @ 12/15/22	252,900,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	252,900,000.00
Note Factor @ 01/17/23	100.0000000%

Class A-4
Note Balance @ 12/15/22	98,700,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	98,700,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	30,350,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	30,350,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	15,130,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	15,130,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,664,597.61
Total Principal Paid	27,616,839.71
Total Paid	30,281,437.32

Class A-1
Coupon	2.96900%
Interest Paid	173,836.61
Principal Paid	27,616,839.71
Total Paid to A-1 Holders	27,790,676.32

Class A-2
Coupon	3.73000%
Interest Paid	1,257,942.50
Principal Paid	0.00
Total Paid to A-2 Holders	1,257,942.50

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6335741
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2953011
Total Distribution Amount	29.9288752

A-1 Interest Distribution Amount	0.8277934
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	131.5087605
Total A-1 Distribution Amount	132.3365539

A-2 Interest Distribution Amount	3.1083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	3.1083333

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	176.56
Noteholders' Third Priority Principal Distributable Amount	547.85
Noteholders' Principal Distributable Amount	275.59

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	5,058,901.50
Investment Earnings	16,816.35
Investment Earnings Paid	(16,816.35)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,319,183.29	$5,507,505.80	$7,478,880.61
Number of Extensions	229	177	252
Ratio of extensions to Beginning of Period Receivables Balance	0.76%	0.56%	0.73%